Quarterly Report
February 28, 2023
MFS®  Blended Research®
Value Equity Fund
BRU-Q3

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 3.2%
CACI International, Inc., “A” (a)	1,346	$394,378
General Dynamics Corp.	14,598	3,327,030
Honeywell International, Inc.	14,957	2,863,967
Raytheon Technologies Corp.	8,955	878,396
		$7,463,771
Airlines – 0.6%
Copa Holdings S.A., “A” (a)	5,500	$507,925
United Airlines Holdings, Inc. (a)	15,853	823,722
		$1,331,647
Automotive – 1.2%
Aptiv PLC (a)	9,942	$1,156,056
General Motors Co.	43,066	1,668,377
		$2,824,433
Biotechnology – 1.9%
Biogen, Inc. (a)	9,325	$2,516,445
Gilead Sciences, Inc.	22,659	1,824,729
		$4,341,174
Broadcasting – 1.7%
Omnicom Group, Inc.	10,190	$922,908
Walt Disney Co. (a)	30,454	3,033,523
		$3,956,431
Brokerage & Asset Managers – 1.5%
Citigroup, Inc.	13,681	$693,490
LPL Financial Holdings, Inc.	2,120	529,067
Raymond James Financial, Inc.	20,478	2,221,044
		$3,443,601
Business Services – 4.0%
Accenture PLC, “A”	4,250	$1,128,587
Amdocs Ltd.	12,733	1,166,470
Fidelity National Information Services, Inc.	40,323	2,555,269
Fiserv, Inc. (a)	7,109	818,175
GoDaddy, Inc. (a)	13,113	992,785
PayPal Holdings, Inc. (a)	34,026	2,504,314
		$9,165,600
Cable TV – 2.2%
Charter Communications, Inc., “A” (a)	6,239	$2,293,519
Comcast Corp., “A”	72,873	2,708,689
		$5,002,208
Computer Software – 1.1%
Microsoft Corp.	7,724	$1,926,520
Salesforce, Inc. (a)	3,540	579,179
		$2,505,699
Consumer Products – 1.1%
Colgate-Palmolive Co.	35,199	$2,580,087

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.9%
Booking Holdings, Inc. (a)	1,405	$3,546,220
Expedia Group, Inc. (a)	8,225	896,278
		$4,442,498
Electrical Equipment – 1.6%
Acuity Brands, Inc.	3,720	$721,531
Amphenol Corp., “A”	30,209	2,341,802
Johnson Controls International PLC	8,802	552,061
		$3,615,394
Electronics – 3.0%
Applied Materials, Inc.	19,550	$2,270,733
Corning, Inc.	20,434	693,734
Intel Corp.	31,105	775,448
Lam Research Corp.	2,033	988,058
NXP Semiconductors N.V.	5,591	997,882
Texas Instruments, Inc.	7,554	1,295,133
		$7,020,988
Energy - Independent – 4.1%
ConocoPhillips	14,281	$1,475,941
EOG Resources, Inc.	22,056	2,492,769
Marathon Petroleum Corp.	11,954	1,477,515
Valero Energy Corp.	30,059	3,959,672
		$9,405,897
Energy - Integrated – 1.4%
Chevron Corp.	5,694	$915,424
Exxon Mobil Corp.	22,072	2,425,934
		$3,341,358
Food & Beverages – 2.9%
Archer Daniels Midland Co.	33,487	$2,665,565
Mondelez International, Inc.	45,307	2,953,110
Tyson Foods, Inc., “A”	19,565	1,159,031
		$6,777,706
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	48,369	$961,576
Gaming & Lodging – 0.7%
Hyatt Hotels Corp. (a)	14,330	$1,665,719
Health Maintenance Organizations – 1.6%
Cigna Group	12,864	$3,757,574
Insurance – 7.8%
Ameriprise Financial, Inc.	6,281	$2,153,567
Berkshire Hathaway, Inc., “B” (a)	11,123	3,394,517
Chubb Ltd.	17,614	3,716,906
Equitable Holdings, Inc.	95,365	2,996,369
Everest Re Group Ltd.	5,090	1,954,407
Hartford Financial Services Group, Inc.	10,579	828,124
MetLife, Inc.	41,444	2,972,778
		$18,016,668

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 2.6%
Alphabet, Inc., “A” (a)	55,114	$4,963,567
Meta Platforms, Inc., “A” (a)	6,164	1,078,330
		$6,041,897
Leisure & Toys – 1.2%
Brunswick Corp.	19,368	$1,693,150
Electronic Arts, Inc.	3,751	416,136
Polaris, Inc.	6,525	742,219
		$2,851,505
Machinery & Tools – 2.1%
Eaton Corp. PLC	13,338	$2,333,216
Timken Co.	21,169	1,808,891
Wabtec Corp.	6,517	679,919
		$4,822,026
Major Banks – 10.3%
Bank of America Corp.	88,979	$3,051,980
Goldman Sachs Group, Inc.	11,323	3,981,733
JPMorgan Chase & Co.	51,236	7,344,681
Morgan Stanley	8,635	833,277
PNC Financial Services Group, Inc.	16,688	2,635,369
Regions Financial Corp.	50,286	1,172,669
Wells Fargo & Co.	104,109	4,869,178
		$23,888,887
Medical & Health Technology & Services – 1.5%
McKesson Corp.	9,573	$3,348,731
Medical Equipment – 4.1%
Abbott Laboratories	9,973	$1,014,454
Agilent Technologies, Inc.	14,194	2,015,122
Becton, Dickinson and Co.	10,670	2,502,649
Boston Scientific Corp. (a)	19,865	928,093
Medtronic PLC	28,309	2,343,985
Thermo Fisher Scientific, Inc.	1,219	660,405
		$9,464,708
Metals & Mining – 1.3%
United States Steel Corp.	98,591	$3,019,842
Natural Gas - Distribution – 1.0%
UGI Corp.	61,220	$2,279,221
Natural Gas - Pipeline – 1.1%
Antero Midstream Corp.	57,820	$609,423
Cheniere Energy, Inc.	12,099	1,903,656
		$2,513,079
Network & Telecom – 1.3%
Equinix, Inc., REIT	4,240	$2,918,265
Oil Services – 0.6%
NOV, Inc.	65,749	$1,438,588

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 1.2%
American Express Co.	4,227	$735,456
SLM Corp.	146,715	2,109,761
		$2,845,217
Pharmaceuticals – 7.0%
Johnson & Johnson	30,589	$4,688,070
Merck & Co., Inc.	48,140	5,114,394
Pfizer, Inc.	83,629	3,392,828
Vertex Pharmaceuticals, Inc. (a)	10,193	2,958,926
		$16,154,218
Pollution Control – 0.2%
Republic Services, Inc.	4,079	$525,905
Railroad & Shipping – 1.2%
CSX Corp.	91,274	$2,782,944
Real Estate – 3.8%
Life Storage, Inc., REIT	6,822	$822,187
Prologis, Inc., REIT	16,869	2,081,635
Simon Property Group, Inc., REIT	13,542	1,653,343
Spirit Realty Capital, Inc., REIT	52,782	2,173,563
VICI Properties, Inc., REIT	25,450	853,338
W.P. Carey, Inc., REIT	13,936	1,131,046
		$8,715,112
Restaurants – 0.4%
Starbucks Corp.	9,457	$965,465
Specialty Chemicals – 3.6%
Chemours Co.	95,235	$3,255,132
Corteva, Inc.	9,713	605,023
Linde PLC	6,996	2,437,197
Univar Solutions, Inc. (a)	58,060	2,017,585
		$8,314,937
Specialty Stores – 3.3%
Builders FirstSource, Inc. (a)	21,069	$1,786,230
Home Depot, Inc.	1,883	558,385
O'Reilly Automotive, Inc. (a)	2,164	1,796,336
Target Corp.	2,388	402,378
Walmart Stores, Inc.	21,058	2,992,974
		$7,536,303
Telecommunications - Wireless – 1.1%
T-Mobile US, Inc. (a)	18,603	$2,644,975
Telephone Services – 0.8%
AT&T, Inc.	91,818	$1,736,278
Tobacco – 0.8%
Altria Group, Inc.	37,549	$1,743,400
Trucking – 0.5%
United Parcel Service, Inc., “B”	6,696	$1,221,953

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.7%
American Electric Power Co., Inc.	11,681	$1,027,578
Edison International	14,570	964,680
Exelon Corp.	64,882	2,620,584
PG&E Corp. (a)	139,334	2,176,397
Vistra Corp.	78,071	1,716,781
		$8,506,020
Total Common Stocks		$227,899,505
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.55% (v)	2,856,808	$2,856,808

Other Assets, Less Liabilities – 0.2%		407,634
Net Assets – 100.0%		$231,163,947
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,856,808 and $227,899,505, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$227,899,505	$—	$—	$227,899,505
Mutual Funds	2,856,808	—	—	2,856,808
Total	$230,756,313	$—	$—	$230,756,313
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,413,907	$33,683,864	$33,240,102	$(861)	$—	$2,856,808
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$64,361	$—